Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA American Funds Growth-Income Portfolio

SA American Funds Asset Allocation Portfolio

SA American Funds VCP Managed Asset Allocation Portfolio

(the “Portfolios”)

Supplement dated August 13, 2018

to the Portfolios’ Prospectus dated May 1, 2018

Effective immediately:

In the section entitled “Portfolio Summary: SA American Funds Growth-Income Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Master Growth- Income Fund Since
J. Blair Frank Partner – Capital Research Global Investors	2006
Claudia P. Huntington Partner – Capital Research Global Investors	1994
S. Keiko McKibben Partner – Capital Research Global Investors	2018
Donald D. O’Neal Partner – Capital Research Global Investors	2005
William L. Robbins Partner – Capital International Investors	2011
Dylan J. Yolles Partner – Capital International Investors	2005

In the section entitled “Portfolio Summary: SA American Funds Asset Allocation Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of Master Asset Allocation Fund Since
Alan N. Berro Partner – Capital World Investors	2000
David A. Daigle Partner – Capital Fixed Income Investors	2009
Peter Eliot	2018

Partner - Capital International Investors
Jeffrey T. Lager Partner – Capital International Investors	2007
Jin Lee Partner – Capital World Investors	2018
James R. Mulally Partner – Capital Fixed Income Investors	2006
John R. Queen Partner – Capital Fixed Income Investors	2016

In the section entitled “Portfolio Summary: SA American Funds VCP Managed Asset Allocation Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of Master Managed Asset Allocation Risk Fund Since
Alan N. Berro Partner – Capital World Investors	2012
David A. Daigle Partner – Capital Fixed Income Investors	2012
Peter Eliot Partner - Capital International Investors	2017
Jeffrey T. Lager Partner – Capital International Investors	2012
Jin Lee Partner – Capital World Investors	2018
James R. Mulally Partner – Capital Fixed Income Investors	2012
John R. Queen Partner – Capital Fixed Income Investors	2016

In the section entitled “Management,” under the heading “Portfolio Management of the Master Funds,” the disclosure with respect to “Master Growth-Income Fund,” “Master Asset Allocation Fund” and “Master Managed Asset Allocation Risk Fund” is deleted in its entirety and replaced with the following:

Master Growth-Income Fund Team Members

J. Blair Frank is a Partner of Capital Research Global Investors. Mr. Frank has been employed in the investment management area of Capital Research or its affiliates for the past 24 years. Mr. Frank has been an equity portfolio manager for the Master Growth-Income Fund for the past 12 years.

Claudia P. Huntington is a Partner of Capital Research Global Investors. Ms. Huntington has been employed with Capital Research or its affiliates for the past 43 years. Ms. Huntington has been an equity portfolio manager for the Master Growth-Income Fund for 24 years.

S. Keiko McKibben is a Partner of Capital Research Global Investors. Ms. McKibben has been employed with Capital Research or its affiliates for the past 20 years. Ms. McKibben has been an equity portfolio manager for the Master Growth-Income Fund for the past 4 years.

Donald D. O’Neal is a Partner of Capital Research Global Investors. Mr. O’Neal has been employed with Capital Research or its affiliates for the past 33 years. Mr. O’Neal has been an equity portfolio manager for the Master Growth-Income Fund for 13 years.

William L. Robbins is a Partner of Capital International Investors. Mr. Robbins has been employed with Capital Research or its affiliates for 23 years. Mr. Robbins has been an equity portfolio manager for the Master Growth-Income Fund for 6 years and has 12 years of prior experience as an investment analyst for the Master Growth-Income Fund.

Dylan J. Yolles is a Partner of Capital International Investors. Mr. Yolles has been employed with Capital Research or its affiliates for 18 years. Mr. Yolles has been an equity portfolio manager for the Master Growth-Income Fund for the past 13 years.

Master Asset Allocation Fund Team Members

Alan N. Berro is a Partner of Capital World Investors. Mr. Berro has been employed with Capital Research or its affiliates for 27 years. Mr. Berro has been an equity portfolio manager for the Master Asset Allocation Fund for the past 18 years.

David A. Daigle is a Partner of Capital Fixed Income Investors. Mr. Daigle has been employed with Capital Research or its affiliates for 24 years. Mr. Daigle has been a fixed-income portfolio manager for the Master Asset Allocation Fund for 9 years.

Peter Eliot is a Partner of Capital International Investors. Mr. Eliot has been employed with Capital Research or its affiliates for 14 years. Mr. Eliot has been an equity portfolio manager for the Master Asset Allocation Fund for the past 2 years.

Jeffrey T. Lager is a Partner of Capital World Investors. Mr. Lager has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Mr. Lager has been an equity portfolio manager for the Master Asset Allocation Fund for the past 11 years.

Jin Le is a Partner of Capital World Investors. Mr. Le has been employed with Capital Research or its affiliates for 21 years. Mr. Le serves as an equity portfolio manager for the Master Asset Allocation Fund for less than a year.

James R. Mulally is a Partner of Capital Fixed Income Investors, Capital Research. Mr. Mulally has been employed with Capital Research or its affiliates for 38 years. Mr. Mulally has been a fixed income equity portfolio manager for the Master Asset Allocation Fund for 12 years.

John R. Queen is a Partner of Capital Fixed Income Investors, Capital Research. Mr. Queen has been employeed with Capital Research or the affiliates for 15 years. Mr. Queen has been a fixed income portfolio manager for the Master Asset Allocation Fund for 2 years.

Master Managed Asset Allocation Risk Fund Team Members

Alan N. Berro is a Partner of Capital World Investors. Mr. Berro has been employed with Capital Research or its affiliates for 27 years. Mr. Berro has been an equity portfolio manager for the Master Managed Asset Allocation Risk Fund for the past 6 years.

David A. Daigle is a Partner of Capital Fixed Income Investors. Mr. Daigle has been employed with Capital Research or its affiliates for 24 years. Mr. Daigle has been a fixed-income portfolio manager for the Master Managed Asset Allocation Risk Fund for 6 years.

Peter Eliot is a Partner of Capital International Investors. Mr. Eliot has been employed with Capital Research or its affiliates for 14 years. Mr. Eliot has been an equity portfolio manager for the Master Managed Asset Allocation Risk Fund for the past 2 years.

Jeffrey T. Lager is a Partner of Capital World Investors. Mr. Lager has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Mr. Lager has been an equity portfolio manager for the Master Managed Asset Allocation Risk Fund for the past 6 years.

Jin Le is a Partner of Capital World Investors. Mr. Le has been employed with Capital Research or its affiliates for 21 years. Mr. Le serves as an equity portfolio manager for the Master Managed Asset Allocation Risk Fund for less than a year.

James R. Mulally is a Partner of Capital Fixed Income Investors, Capital Research. Mr. Mulally has been employed with Capital Research or its affiliates for 38 years. Mr. Mulally has been a fixed income equity portfolio manager for the Master Managed Asset Allocation Risk Fund for 6 years.

John R. Queen is a Partner of Capital Fixed Income Investors, Capital Research. Mr. Queen has been employeed with Capital Research or the affiliates for 15 years. Mr. Queen has been a fixed income portfolio manager for the Master Managed Asset Allocation Risk Fund for 2 years.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MF3179IN2 (08/18)